UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     LC Capital Master Fund, Ltd.

Address:  c/o Trident Fund Services (B.V.I.) Limited
          P.O. Box 146
          Waterfront Drive, Wickhams Cay
          Road Town, Tortola
          British Virgin Islands

13F File Number: 028-12130

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

          Lampe, Conway & Co. LLC
By:       Richard F. Conway
Title     Managing Member
Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019
Phone:    (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway          New York, New York            November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

Form 13F  File Number                 Name

          028-12129                   Lampe, Conway & Co. LLC
          -----------------------     ---------------------------------




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